Note 16 - Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliaction of Effective Tax Rate Abstract
PROFIT BEFORE INCOME TAX	$ 2,766,667,000	$ 2,582,003,000
Applicable Tax Rate	30.00%	35.00%
Subtotal Income Tax	$ (830,000,000)	$ (903,701,000)
Permanent Differences Abstract
Tax Exempt Income	196,353,000	258,649,000
Non Deductible Expense	(69,985,000)	(35,907,000)
Change in Tax Rate	288,426,000	882,320,000
Other Tax Differences	17,623,000	27,438,000
Net Monetary Inflation Adjustment	(5,352,855,000)	(3,009,650,000)
Subtotal Income Tax Expense	(5,750,438,000)	(2,780,851,000)
Inflation Adjustment in Income Tax Expense	1,414,068,000	2,058,359,000
Income Tax Expense	$ (4,336,370,000)	$ (722,492,000)	$ (555,002,000)	$ (647,945,000)	$ (264,257,000)
Effective Income Tax Rate	157.00%	28.00%